Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property Plant And Equipment Useful Life [Table Text Block]
The estimated useful lives for significant property and equipment are as follows:

Buildings	20 years
Machinery and equipment	5-10 years
Transportation equipment	4 years
Office equipment	4 - 5 years
Electronic equipment	3 years